ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

		Unrealized gain on available-for-sale investments
	Foreign currency translation adjustment	Before tax amount	Income Tax (expenses) or benefit	Net-of-tax amount	Total
	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2015	—	—	—	—	—

Other comprehensive income before reclassification	1,241	8,190	(2,047)	6,143	7,384
Amounts reclassified from accumulated other comprehensive income	—	(8,190)	2,047	(6,143)	(6,143)

Balance at December 31, 2015	1,241	—	—	—	1,241

Other comprehensive income before reclassification	42,696	10.695	(2,674)	8,021	50,717
Amounts reclassified from accumulated other comprehensive income	—	(10,695)	2,674	(8,021)	(8,021)

Balance at December 31, 2016	43,937	—	—	—	43,937

Other comprehensive income before reclassification	(18,714)	37,277	(7,283)	29,994	11,280
Amounts reclassified from accumulated other comprehensive income	—	(38,392)	7,598	(30,794)	(30,794)

Balance at December 31, 2017	25,223	(1,115)	315	(800)	24,423

Balance at December 31, 2017 in USD (Note2) (unaudited)	3,877	(171)	48	(123)	3,754